EQUITY - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity
Total dividends paid for ordinary share	$ 327	$ 327	$ 329
Distributable reserves	3,333
Ordinary Shares
Equity
Ordinary dividends paid relating to prior years	201	202	203
Ordinary dividends paid relating to current years	126	125	126
Total dividends paid for ordinary share	$ 327	$ 327	$ 329
Proposed final dividend per ordinary share	$ 0.231
Total proposed dividends	$ 201
Ordinary Shares | Final dividends
Equity
Ordinary dividends per share	$ 0.231	$ 0.231	$ 0.231
Ordinary Shares | Interim dividends
Equity
Ordinary dividends per share	$ 0.144	$ 0.144	$ 0.144